Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of Borrowings

	June 30, 2026		December 31, 2025
	Current	Non-current	Current	Non-current	1.
	US$'000	US$'000	US$'000	US$'000
Secured
Bank loans	690	8,716	1,418	8,989
Working capital facility	-	(76)	-	(98)
Total secured borrowings	690	8,640	1,418	8,891
Unsecured
Convertible bonds	10,818	496,237	11,692	383,023
Total unsecured borrowings	10,818	496,237	11,692	383,023
Total borrowings	11,508	504,877	13,110	391,914

Schedule of Convertible Bonds	The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	June 30 2026	December 31 2025	1.
	US$'000	US$'000	1.
Opening balance	394,715	344,218
Unwind of discount	13,741	22,502
Interest expense	5,334	9,945
Interest paid	(5,101)	(9,871)
Repurchase of Existing Bonds	(422,499)	-
Face value of New Bonds issued	600,000	-
Transaction costs	(10,747)	-
Other equity securities - value of conversion rights	(91,709)	-
Exchange differences	23,321	27,921
Closing balance	507,055	394,715
Current	10,818	11,692
Non-current	496,237	383,023
Total convertible bond liability	507,055	394,715

Schedule of Fair Value Hierarchy	They are classified as level 3 fair values in the fair value hierarchy due to the use of unobservable inputs, including own credit risk.

	June 30, 2026		December 31, 2025		1.
	Carrying amount	Fair value	Carrying amount	Fair value	1.
	US$'000	US$'000	US$'000	US$'000	1.
Bank loans	9,330	9,330	10,309	10,309
Convertible bonds	507,055	506,039	394,715	399,348